Document and Entity Information	Jan. 17, 2020
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Jan. 17, 2020
Entity Registrant Name	VIVINT SMART HOME, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38246
Entity Tax Identification Number	98-1380306
Entity Address, Address Line One	4931 North 300 West
Entity Address, City or Town	Provo
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84604
City Area Code	801
Local Phone Number	229-7780
Entity Information, Former Legal or Registered Name	Mosaic Acquisition Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	VVNT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001713952
Amendment Flag	false
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	375 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10152